OTHER CURRENT AND NON-CURRENT ASSETS (Narrative) (Details) - 12 months ended Dec. 31, 2016 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Other Current And Non-current Assets 1	$ 14.0
Other Current And Non-current Assets 2 | ¥		¥ 90.8
Other Current And Non-current Assets 3	13.0
Other Current And Non-current Assets 4 | ¥		90.2
Other Current And Non-current Assets 5	10.4
Other Current And Non-current Assets 6 | ¥		¥ 72.2
Other Current And Non-current Assets 7	1.0
Other Current And Non-current Assets 8	$ 2.7